CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Disclosure Of Contractual Commitments [Abstract]
CONTRACTUAL OBLIGATIONS
NOTE 18 – CONTRACTUAL OBLIGATIONS

TORM has various contractual obligations and commercial commitments to make future payments including lease obligations, purchase commitments, interest payments and repayment of mortgage debt and bank loans.

The following table summarizes the Company's contractual obligations at 31 December 2017.

USDm		2018	2019	2020	2021	2022	Thereafter	Total
Mortgage debt and bank loans	¹⁾	92.7	86.7	82.2	346.7	89.2	28.3	725.8
Interest payments related to scheduled interest fixing		20.4	14.4	12.1	8.9	0.4	-	56.2
Estimated variable interest payments	²⁾	11.9	13.6	12.2	9.1	2.6	2.0	51.4
Finance lease liabilities		2.9	3.2	3.4	3.7	15.0	-	28.2
Interest element regarding finance lease		2.3	2.0	1.7	1.4	0.3	-	7.7
Newbuilding installments	³⁾	144.2	162.7	-	-	-	-	306.9
Chartered-in vessels (operating lease)	⁴⁾	2.9	-	-	-	-	-	2.9
Other operating leases	⁵⁾	2.5	1.8	0.7	0.2	-	-	5.2
Trade payables and other obligations		51.5	-	-	-	-	-	51.5
Total		331.3	284.4	112.3	370.0	107.5	30.3	1,235.8

¹⁾ The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 4.8m (2016: USD 2.0m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 3.5m (2016: USD 1.3m).

²⁾ Variable interest payments are estimated based on the forward rates for each interest period.
³⁾ As of 31 December 2017, TORM had ten contracted newbuildings (2016: four) to be delivered during 2018-2019.
⁴⁾ Leases have been entered into with a mutually non-cancellable lease period of up to eight years. Certain leases include a profit-sharing element implying that the actual charter hire may be higher. The average period until redelivery of the vessels is 0.5 years (2016: 0.9 years). The leasing expense for 2017 amounts to USD 8.5m (2016: USD 21.5m, 2015: USD 12.0m) and is recognized under "Charter hire".

⁵⁾ Other operating leases primarily consist of contracts regarding office spaces, cars and apartments as well as IT-related contracts. The leasing expense for 2017 amounts to USD 2.3m (2016: USD 2.2m) and is recognized under "Administrative expenses".

 The following table summarizes the reconciliation of liabilities arising from financing activities:

		Cash		Non-cash
USDm	Opening balance as of 1 January 2017	Borrowings	Repayments	Changes in fair value	Other changes	End balance as of 31 December 2017
Mortgage debt	669.6	175.4	-125.5	0.7	0.7	720.9
Financial lease	13.6	30.2	-16.7	0.6	0.5	28.2
Swaps, fair value hedging	2.0	-	-1.4	-0.6	-	-
Total	685.2	205.6	-143.6	0.7	1.2	749.1

TORM has contractual rights to receive future payments as lessor of vessels on time charter and bareboat charter.

The following table summarizes the Company's contractual rights at 31 December 2017.

USDm		2018	2019	2020	2021	2022	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels	⁶⁾	45.5	4.7	-	-	-	-	50.2
Total		45.5	4.7	-	-	-	-	50.2

⁶⁾ Charter hire income for vessels on time charter and bareboat charter is recognized under "Revenue". The average period until redelivery of the vessels is 1.1 year (2016: 2.1 years).